Operating expenses - Average number of employees (Details) - employee	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Number and average number of employees
Average number of employees	59,300	60,700	61,500
Average number of temporary employees	1,300	1,400	2,100
Number of employees	59,000	59,700	61,600
UK
Number and average number of employees
Number of employees	39,000	40,100	41,500
INDIA
Number and average number of employees
Number of employees	18,800	17,600	16,900
POLAND
Number and average number of employees
Number of employees	100	800	1,500
USA
Number and average number of employees
Number of employees	300	300	300
Republic of Ireland
Number and average number of employees
Number of employees		100	400
Rest of the World
Number and average number of employees
Number of employees	800	800	1,000
Retail Banking
Number and average number of employees
Number of employees	12,200	13,000	14,300
Private Banking & Wealth Management
Number and average number of employees
Number of employees	2,100	2,200	2,400
Commercial & Institutional
Number and average number of employees
Number of employees	12,300	12,700	12,400
Central items & other
Number and average number of employees
Number of employees	32,400	31,800	32,500